Convertible Promissory Note (Details Narrative) (10Q) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	May 23, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Convertible promissory note		$ 40,000	$ 40,000
Conversion price, percentage	58.00%
Lowest trading price	$ 0.10
Convertible debt conversion description	Then an additional discount of five percent (5%) will be factored into the VCP until the Convertible Note is no longer outstanding (resulting in a discount rate of 47% assuming no other adjustments are triggered hereunder). In the event that shares of the Company’s common stock are not deliverable via DWAC following the conversion of any amount thereunder, an additional five percent (5%) discount shall be factored into the VCP until the Convertible Note is no longer outstanding (resulting in a discount rate of 47% assuming no other adjustments are triggered hereunder).
Embedded derivative liability		76,012	76,012
Proceeds from convertible note			36,000	$ 100,000	$ 100,000
Initial derivative expense		0	40,012
Change in fair value of derivative liabilities		104,494	104,494
Amortization of debt discounts		$ 4,167	$ 4,167
Convertible Note [Member]
Weighted average interest rate		8.00%	8.00%
Initial 30 Day Period [Member]
Debt instrument, redemption price, percentage	115.00%
31st to 60th Day [Member]
Debt instrument, redemption price, percentage	120.00%
61st to 90th Day [Member]
Debt instrument, redemption price, percentage	125.00%
91st to 120th Day [Member]
Debt instrument, redemption price, percentage	130.00%
120th to 150th Day [Member]
Debt instrument, redemption price, percentage	135.00%
151st to l80th Day [Member]
Debt instrument, redemption price, percentage	140.00%
Crown Bridge Partners, LLC [Member]
Convertible promissory note	$ 40,000
Debt maturity date	May 22, 2017
Debt interest rate	8.00%
Bear interest	22.00%